Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H

ACCO BRANDS CORPORATION 401(K) PLAN

Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

December 31, 2025

Name of plan sponsor: ACCO Brands Corporation

Employer identification number: 36-2704017

Three-digit plan number: 002

		(c)
	(b)	Description of Investment
	Identity of Issue,	Including Maturity Date,		(e)
	Borrower, Lessor	Rate of Interest, Collateral,	(d)	Current
(a)	or Similar Party	Par or Maturity Value	Cost	Value
		Mutual Funds
	Columbia	Columbia Small Cap Value Fund II I3	**	$3,782,453
	Dimensional Fund Advisors	DFA Global Real Estate Securities Portfolio	**	208,414
	Dodge & Cox	Dodge & Cox International Stock Fund	**	1,193,999
*	Fidelity Investments	Fidelity Contrafund Class K6	**	48,585,839
*	Fidelity Investments	Fidelity Emerging Markets Fund Class K	**	1,693,679
*	Fidelity Investments	Fidelity Global ex U.S. Index Fund	**	1,837,205
*	Fidelity Investments	Fidelity Government Money Market Fund	**	1,575
*	Fidelity Investments	Fidelity Mid Cap Index Fund	**	1,735,594
*	Fidelity Investments	Fidelity Small Cap Growth K6 Fund	**	11,088,222
*	Fidelity Investments	Fidelity Small Cap Index Fund	**	789,838
*	Fidelity Investments	Fidelity U.S. Bond Index Fund	**	2,287,282
	Hartford	Hartford Strategic Income Fund Class R6	**	1,355,217
	PIMCO	PIMCO Total Return Fund Institutional Class	**	6,403,181
	PIMCO	PIMCO Commodity Real Return Strategy Fund Institutional Class	**	395,458
	T. Rowe Price	T. Rowe Price Capital Appreciation Fund I Class	**	29,783,190
	T. Rowe Price	T. Rowe Price Value Fund I Class	**	3,967,048
	Vanguard	Vanguard International Growth Fund Admiral Shares	**	6,342,660
		Collective Investment Funds
	Northern Trust	NT S&P 500 Index	**	41,859,113
	T. Rowe Price	T. Rowe Price Retirement Balanced Trust (Class F)	**	1,958,580
	T. Rowe Price	T. Rowe Price Retirement 2005 Trust (Class F)	**	1,472,197
	T. Rowe Price	T. Rowe Price Retirement 2010 Trust (Class F)	**	1,498,958
	T. Rowe Price	T. Rowe Price Retirement 2015 Trust (Class F)	**	2,955,226
	T. Rowe Price	T. Rowe Price Retirement 2020 Trust (Class F)	**	6,665,075
	T. Rowe Price	T. Rowe Price Retirement 2025 Trust (Class F)	**	23,761,138
	T. Rowe Price	T. Rowe Price Retirement 2030 Trust (Class F)	**	41,273,580
	T. Rowe Price	T. Rowe Price Retirement 2035 Trust (Class F)	**	37,580,250
	T. Rowe Price	T. Rowe Price Retirement 2040Trust (Class F)	**	27,766,835
	T. Rowe Price	T. Rowe Price Retirement 2045 Trust (Class F)	**	21,895,485
	T. Rowe Price	T. Rowe Price Retirement 2050 Trust (Class F)	**	12,783,196
	T. Rowe Price	T. Rowe Price Retirement 2055 Trust (Class F)	**	9,957,514
	T. Rowe Price	T. Rowe Price Retirement 2060 Trust (Class F)	**	5,385,154
		Fully Benefit-Responsive Synthetic Investment Contract
	Prudential Ins. Co. of America	Wrapper contract #GA-62068	**	—
	Prudential Trust Company	Core Intermediate Bond Fund	**	24,904,776
		Common Stock
*	ACCO Brands Corporation	ACCO Brands Common Stock	**	1,224,536
		Self-Directed Brokerage Accounts
*	Securities Held by Fidelity	Various	**	3,473,631
		Participant Loans
*	Participant Loans	3.25% - 9.00%, various maturity dates (latest maturity date July 31, 2035)	**	4,334,400
				$392,200,498

* Denotes party-in-interest.

** Participant-directed investment, cost basis disclosure not required.